Intangible Assets - Schedule of Amortization for Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 359,936	$ 360,445
2022	270,686	360,445
2023		269,669
Total	$ 900,574	$ 990,559	$ 628,976